Change in Working Capital - Summary of Change in Working Capital (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Change In Working Capital [abstract]
Inventories	[1]	$ (56.2)	$ 0.8	$ (55.1)
Trade and other receivables	[1]	(5.6)	(0.5)	(19.6)
Trade and other payables	[1]	37.2	(32.2)	(15.2)
Total change in working capital	[1]	$ (24.6)	$ (31.9)	$ (89.9)

[1]	Refer note 42.